Revenues (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 12,784	$ 11,814	$ 12,317
Total segment
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	12,518	11,526	12,197
Total segment | North American Full-Service Segment
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	7,978	7,276	6,773
Total segment | North American Limited-Service Segment
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,583	2,456	2,350
Total segment | International Segment
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,957	1,794	1,636
Total segment | Former Timeshare Segment
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	0	0	1,438
Other unallocated corporate
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 266	$ 288	$ 120